Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	APi Group Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1510303
Entity Address, Address Line One	1100 Old Highway 8 NW
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	651
Local Phone Number	636-4320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	APG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001796209
Entity File Number	001-39275
Entity Address, City or Town	New Brighton